Combined Prospectus	Jan. 02, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of November 2023 Warrant (2)
Amount of Securities Previously Registered | shares	980,393
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 4,148,043
Form Type	S-1
File Number	333-275726
Initial Effective Date	Dec. 01, 2023
Combined Prospectus Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.Consists of 980,393 shares of Common Stock that are issuable upon exercise of the November 2023 Warrant originally registered for resale on the Registration Statement on Form S-1 (File No. 333-275726).
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of January 2023 Warrant (3)
Amount of Securities Previously Registered | shares	266,667
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 1,021,335
Form Type	S-1
File Number	333-278564
Initial Effective Date	Apr. 26, 2024
Combined Prospectus Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.Consists of 266,667 shares of Common Stock that are issuable upon exercise of the January 2023 Warrant originally registered for resale on the Registration Statement on Form S-1 (File No. 333-278564)(the “April 2024 Registration Statement”).
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of February 2024 Warrant (4)
Amount of Securities Previously Registered | shares	735,296
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 3,713,245
Form Type	S-1
File Number	333-278564
Initial Effective Date	Apr. 26, 2024
Combined Prospectus Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.Consists of 735,296 shares of Common Stock that are issuable upon exercise of the February 2024 Warrant originally registered for resale on the April 2024 Registration Statement.